Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Net Operating Revenue [Line Items]
Platform subscription service	R$ 89,651	R$ 77,690	R$ 158,678	R$ 114,556	R$ 78,547
Cancellations, returns and taxes on services	(5,735)	(6,308)	(10,692)	(9,004)	(6,780)
Revenue from platform subscription service	83,916	71,382	147,986	105,552	71,767
Data analytics service	4,272	7,080	13,422	15,644	14,457
Cancellations, returns and taxes on services	(488)	(789)	(1,478)	(1,760)	(1,491)
Revenue from data analytics service	3,784	6,291	11,944	13,884	12,966
Set-up and service	4,146	4,316	8,661	4,733	4,613
Cancellations, returns and taxes on services	(173)	(382)	(514)	(307)	(257)
Revenue from set-up and service	3,973	3,934	8,147	4,426	4,356
Other revenue	510	361	963	710	816
Cancellations, returns and taxes on services	(29)	(21)	(55)	(27)	(41)
Other revenue	481	340	908	683	775
Total net operating revenue	R$ 92,154	R$ 81,947	R$ 168,985	R$ 124,545	R$ 89,864